UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Real Estate Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 82.09%                                                                                                 $76,863,023
(Cost $48,712,168)

Hotels, Resorts & Cruise Lines 2.45%                                                                                   2,296,178
Hilton Hotels Corp.                                                                                       15,000         371,250
Starwood Hotels & Resorts Worldwide, Inc. (L)                                                             30,400       1,924,928

Real Estate Investment Trusts 78.60%                                                                                  73,588,095
Alexandria Real Estate Equities, Inc.                                                                     12,000         965,400
AMB Property Corp.                                                                                        26,000       1,195,740
Apartment Investment & Management Co. (Class A)                                                           30,000       1,320,000
Archstone-Smith Trust                                                                                     56,502       2,401,335
Arden Realty, Inc.                                                                                        17,000         678,810
Avalonbay Communities, Inc.                                                                               28,000       2,451,680
Boston Properties, Inc.                                                                                   30,000       2,284,500
Brandywine Realty Trust                                                                                   18,600         602,640
BRE Properties, Inc. (Class A)                                                                            15,500         695,950
Capital Automotive REIT (L)                                                                               10,000         392,700
CarrAmerica Realty Corp.                                                                                  19,000         737,960
Catellus Development Corp.                                                                                22,681         817,877
C
CenterPoint Properties Corp.                                                                              12,500         548,250
Cousins Properties, Inc.                                                                                  12,900         420,540
Crescent Real Estate Equities Co.                                                                         29,600         577,792
Developers Diversified Realty Corp.                                                                       32,400       1,576,908
Duke Realty Corp.                                                                                         40,000       1,358,400
Equity Office Properties Trust                                                                           101,078       3,583,215
Equity Residential Properties Trust                                                                       82,500       3,333,000
Essex Property Trust, Inc.                                                                                10,600         973,716
First Industrial Realty Trust, Inc.                                                                       11,700         482,976
General Growth Properties, Inc. (L)                                                                       77,630       3,569,427
Getty Realty Corp.                                                                                        16,000         480,480
Glenborough Realty Trust, Inc.                                                                            15,200         318,592
Health Care Property Investors, Inc.                                                                      39,200       1,092,112
Health Care REIT, Inc.                                                                                    14,500         566,950
Healthcare Realty Trust, Inc.                                                                             12,000         490,320
Highwoods Properties, Inc.                                                                                15,800         500,070
Home Properties, Inc.                                                                                     14,000         640,920
Hospitality Properties Trust                                                                              24,000       1,065,600
Host Marriott Corp. (L)                                                                                  108,900       2,030,985
HRPT Properties Trust                                                                                     21,500         277,135
iStar Financial, Inc.                                                                                      9,900         423,621
Kimco Realty Corp.                                                                                        38,000       2,495,080
Liberty Property Trust                                                                                    29,000       1,301,520
Macerich Co. (The)                                                                                        24,000       1,685,280
Mack-Cali Realty Corp.                                                                                    21,500       1,030,065
Mills Corp. (The)                                                                                         18,800       1,223,128
New Plan Excel Realty Trust                                                                               35,500         971,990
Pan Pacific Retail Properties, Inc.                                                                       14,000         973,140
Pennsylvania Real Estate Investment Trust                                                                  9,791         478,878
Post Properties, Inc.                                                                                     17,000         678,470
Prentiss Properties Trust                                                                                 14,300         578,721
ProLogis Co. (L)                                                                                          64,500       2,938,620
PS Business Parkes, Inc.                                                                                  10,000         464,300
Public Storage, Inc.                                                                                      33,300       2,222,775
Realty Income Corp.                                                                                       25,000         624,750
Reckson Associates Realty Corp.                                                                           33,300       1,169,496
Regency Centers Corp.                                                                                     20,500       1,264,850
Shurgard Storage Centers, Inc.                                                                            12,400         581,560
Simon Property Group, Inc. (L)                                                                            54,970       4,383,308
SL Green Realty Corp. (L)                                                                                 15,800       1,101,260
Sovran Self Storage, Inc.                                                                                  6,000         289,860
Trizec Properties, Inc.                                                                                   49,700       1,091,909
United Dominion Realty Trust, Inc.                                                                        43,000       1,094,350
Vornado Realty Trust                                                                                      37,300       3,306,272
Weingarten Realty Investors                                                                               29,500       1,158,760

Real Estate Management & Development 1.04%                                                                               978,750
Brookfield Properties Corp. (Canada) (L)                                                                  33,750         978,750

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 17.91%                                                                                        $16,765,317
(Cost $16,765,317)
Joint Repurchase Agreement 2.65%                                                                                       2,481,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 07-29-05 due 08-01-05 (secured by U.S.
Treasury STRIP'S due 11-15-10 thru 08-15-27)                                               3.300           2,481       2,481,000

                                                                                                          Shares
Cash Equivalents 15.26%                                                                                               14,284,317
AIM Cash Investment Trust (T)                                                                         14,284,317      14,284,317

Total investments 100.00%                                                                                            $93,628,340


John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $65,477,485. Gross unrealized appreciation and depreciation of investments aggregated $28,151,460 and $605, respectively, resulting in net unrealized appreciation of $28,150,855.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Real Estate Fund.

050Q3     7/05
          9/05

JOHN HANCOCK
Multi Cap Growth Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 91.41%                                                                                                 $11,295,656
(Cost $9,152,390)

Aerospace & Defense 1.33%                                                                                                164,283
L-3 Communications Holdings, Inc.                                                                          2,100         164,283

Apparel Retail 0.87%                                                                                                     107,460
Aeropostale, Inc. (I)                                                                                      3,600         107,460

Application Software 5.38%                                                                                               665,267
Cadence Design Systems, Inc. (I)                                                                          18,450         296,860
Epicor Software Corp. (I)                                                                                  2,150          31,884
Hyperion Solutions Corp. (I)                                                                               4,550         214,123
Intuit, Inc. (I)                                                                                           2,550         122,400

Asset Management & Custody Banks 2.54%                                                                                   314,289
Affiliated Managers Group, Inc. (I)(L)                                                                     2,700         192,510
SEI Investments Co.                                                                                        3,150         121,779

Auto Parts & Equipment 1.08%                                                                                             133,791
BorgWarner, Inc.                                                                                           2,300         133,791

Biotechnology 3.42%                                                                                                      422,675
Amgen, Inc. (I)                                                                                            5,300         422,675

Communications Equipment 3.78%                                                                                           466,904
Motorola, Inc.                                                                                             7,850         166,263
Tekelec (I)                                                                                               18,100         300,641

Computer Hardware 1.45%                                                                                                  179,439
International Business Machines Corp.                                                                      2,150         179,439

Computer Storage & Peripherals 0.48%                                                                                      59,565
Lexmark International, Inc. (Class A) (I)                                                                    950          59,565

Consumer Finance 2.04%                                                                                                   251,540
American Express Co.                                                                                       2,100         115,500
MBNA Corp.                                                                                                 5,407         136,040

Data Processing & Outsourced Services 0.51%                                                                               62,342
Premiere Global Services, Inc. (I)                                                                         6,100          62,342

Diversified Commercial Services 1.73%                                                                                    213,685
Cendant Corp.                                                                                             10,004         213,685

Electrical Components & Equipment 2.15%                                                                                  265,639
American Power Conversion Corp.                                                                            9,450         265,639

Electronic Equipment Manufacturers 1.80%                                                                                 222,870
Itron, Inc. (I)                                                                                            4,600         222,870

Health Care Equipment 8.29%                                                                                            1,024,475
Advanced Medical Optics, Inc. (I)                                                                          2,263          94,073
Beckman Coulter, Inc.                                                                                      2,700         146,718
Becton, Dickinson & Co.                                                                                    3,650         202,100
Greatbatch, Inc. (I)                                                                                       1,950          47,209
Hospira, Inc. (I)                                                                                          6,630         253,598
Kyphon, Inc. (I)                                                                                           3,950         160,528
Wright Medical Group, Inc. (I)                                                                             4,650         120,249

Health Care Services 2.27%                                                                                               280,005
Allscripts Healthcare Solutions, Inc. (I)(L)                                                              16,500         280,005

Health Care Supplies 2.25%                                                                                               277,784
Alcon, Inc. (Switzerland)                                                                                  2,425         277,784

Home Furnishings 0.37%                                                                                                    46,186
Cost Plus, Inc. (I)                                                                                        2,050          46,186

Hotels, Resorts & Cruise Lines 3.68%                                                                                     454,734
Fairmont Hotels & Resorts, Inc. (Canada) (L)                                                               6,350         205,359
Four Seasons Hotels, Inc. (Canada)                                                                         3,750         249,375

Household Products 2.72%                                                                                                 336,562
Procter & Gamble Co. (The)                                                                                 6,050         336,562

Industrial Gases 1.68%                                                                                                   207,975
Airgas, Inc.                                                                                               7,050         207,975

Industrial Machinery 1.21%                                                                                               149,715
Danaher Corp.                                                                                              2,700         149,715

Integrated Telecommunication Services 1.44%                                                                              178,140
Amdocs Ltd. (Channel Islands) (I)                                                                          6,000         178,140

Internet Software & Services 1.94%                                                                                       240,100
Digital Insight Corp. (I)                                                                                  9,800         240,100

Investment Banking & Brokerage 1.90%                                                                                     234,977
E*TRADE Financial Corp. (I)                                                                               15,150         234,977

Metal & Glass Containers 1.11%                                                                                           137,228
Owens-Illinois, Inc. (I)                                                                                   5,350         137,228

Movies & Entertainment 1.97%                                                                                             243,580
Disney (Walt) Co. (The)                                                                                    9,500         243,580

Multi-Utilities & Unregulated Power 2.27%                                                                                280,875
AES Corp. (The) (I)                                                                                       17,500         280,875

Oil & Gas Drilling 2.57%                                                                                                 317,148
Atwood Oceanics, Inc. (I)                                                                                  1,900         129,523
Unit Corp. (I)                                                                                             3,950         187,625

Oil & Gas Equipment & Services 1.27%                                                                                     157,000
W-H Energy Services, Inc. (I)                                                                              5,000         157,000

Oil & Gas Exploration & Production 1.25%                                                                                 153,699
Remington Oil & Gas Corp. (I)                                                                              3,900         153,699

Packaged Foods & Meats 2.01%                                                                                             248,265
Heinz (H.J.) Co.                                                                                           6,750         248,265

Pharmaceuticals 10.36%                                                                                                 1,279,811
Abbot Laboratories                                                                                         6,050         282,112
Johnson & Johnson                                                                                          4,350         278,226
Lilly (Eli) & Co.                                                                                          5,000         281,600
Medicines Co. (The) (I)                                                                                    6,850         149,536
Pfizer, Inc.                                                                                               8,100         214,650
Prestige Brands Holdings, Inc. (I)                                                                         6,550          73,687

Restaurants 1.51%                                                                                                        186,400
Panera Bread Co. (Class A) (I)                                                                             3,200         186,400

Semiconductor Equipment 1.97%                                                                                            243,672
Applied Materials, Inc.                                                                                   13,200         243,672

Semiconductors 1.70%                                                                                                     209,466
Intel Corp.                                                                                                4,450         120,773
Skyworks Solutions, Inc. (I)(L)                                                                           12,100          88,693

Soft Drinks 1.79%                                                                                                        220,988
Coca-Cola Co. (The)                                                                                        5,050         220,988

Specialty Chemicals 0.94%                                                                                                115,488
Sigma-Aldrich Corp.                                                                                        1,800         115,488

Systems Software 4.38%                                                                                                   541,634
Macrovision Corp. (I)                                                                                     12,200         266,326
Microsoft Corp.                                                                                           10,750         275,308

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 8.59%                                                                                          $1,061,195
(Cost $1,061,195)

Commercial Paper 3.96%                                                                                                   489,000
Federal Home Loan Bank, Disc Note                                      3.00   08-01-2005   AAA               489         489,000

                                                                                                          Shares
Cash Equivalents 4.63%                                                                                                   572,195
AIM Cash Investment Trust (T)                                                                            572,195         572,195

Total investments 100.00%                                                                                            $12,356,851


John Hancock
Multi Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $10,213,585. Gross unrealized appreciation and depreciation of investments aggregated $2,376,842 and $233,576, respectively, resulting in net unrealized appreciation of $2,143,266.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100Q3     7/05
          9/05

JOHN HANCOCK
Small Cap Growth Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 94.03%                                                                                                $656,756,678
(Cost $513,563,862)

Advertising 0.77%                                                                                                      5,363,600
Ventiv Health, Inc. (I)                                                                                  243,800       5,363,600

Aerospace & Defense 1.40%                                                                                              9,737,758
Engineered Support Systems, Inc.                                                                         263,325       9,737,758

Air Freight & Logistics 0.97%                                                                                          6,768,741
Forward Air Corp. (I)                                                                                    194,225       6,768,741

Apparel - Retail 2.52%                                                                                                17,605,709
Aeropostale, Inc. (I)                                                                                    222,675       6,646,849
Jos. A. Bank Clothiers, Inc. (I)(L)                                                                      239,800      10,958,860

Application Software 4.18%                                                                                            29,203,234
Altiris, Inc. (I)                                                                                        234,250       3,539,517
ANSYS, Inc. (I)                                                                                           20,650         750,834
Epicor Software Corp. (I)                                                                                197,250       2,925,217
FactSet Research Systems, Inc.                                                                            34,875       1,279,215
Kronos, Inc. (I)                                                                                          23,800       1,118,600
Manhattan Associates, Inc. (I)                                                                            28,800         596,160
Micromuse, Inc. (I)                                                                                      606,850       3,428,703
Parametric Technology Corp. (I)                                                                          691,200       4,769,280
PDF Solutions, Inc. (I)                                                                                  121,800       1,926,876
Tradestation Group, Inc. (I)                                                                             924,800       8,868,832

Asset Management & Custody Banks 1.20%                                                                                 8,400,561
Waddell & Reed Financial, Inc.                                                                           432,350       8,400,561

Biotechnology 3.05%                                                                                                   21,278,893
AtheroGenics, Inc. (I)(L)                                                                                441,700       7,354,305
Eyetech Pharmaceuticals, Inc. (I)                                                                          7,130          81,068
NPS Pharmaceuticals, Inc. (I)                                                                            334,450       3,635,472
ZymoGenetics, Inc. (I)                                                                                   575,750      10,208,048

Casinos & Gaming 0.65%                                                                                                 4,567,708
Multimedia Games, Inc. (I)(L)                                                                            435,850       4,567,708

Communications Equipment 3.28%                                                                                        22,932,056
SeaChange International, Inc. (I)                                                                        110,450         837,211
Tekelec (I)                                                                                              897,350      14,904,984
Verint Systems, Inc. (I)                                                                                 184,450       7,189,861

Computer Storage & Peripherals 0.09%                                                                                     630,830
Synaptics, Inc. (I)                                                                                       39,800         630,830

Construction & Engineering 0.24%                                                                                       1,699,360
Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)                                             60,800       1,699,360

Diversified Commercial Services 4.24%                                                                                 29,610,753
Corrections Corp. of America (I)                                                                         293,150      11,019,508
Labor Ready, Inc. (I)                                                                                    337,450       8,000,939
Sotheby's Holdings, Inc. (Class A) (I)                                                                   705,550      10,590,306

Drug - Retail 1.72%                                                                                                   12,000,158
Impax Laboratories, Inc. (I)                                                                             490,550       7,799,745
Prestige Brands Holdings, Inc. (I)                                                                       373,370       4,200,413

Electrical Components & Equipment 1.12%                                                                                7,782,059
Lincoln Electric Holdings, Inc.                                                                          195,950       7,173,729
SpatiaLight, Inc. (I)(L)                                                                                  99,890         608,330

Electronic Equipment Manufacturers 3.04%                                                                              21,253,393
Daktronics, Inc. (I)                                                                                      33,640         688,611
Itron, Inc. (I)                                                                                          261,850      12,686,632
Microsemi Corp. (I)                                                                                      369,000       7,878,150

Electronic Manufacturing Services 0.92%                                                                                6,419,634
Trimble Navigation Ltd. (I)                                                                              164,775       6,419,634

Environmental Services 1.97%                                                                                          13,775,400
Waste Connections, Inc. (I)                                                                              382,650      13,775,400

Food - Retail 0.14%                                                                                                      974,347
Wild Oats Markets, Inc. (I)(L)                                                                            72,550         974,347

Health Care Equipment 7.89%                                                                                           55,118,369
American Medical Systems Holdings, Inc. (I)                                                              480,200      11,164,650
Caliper Life Sciences, Inc. (I)                                                                        1,116,504       7,826,693
ev3, Inc. (I)                                                                                            300,360       5,826,984
Greatbatch, Inc. (I)                                                                                     212,050       5,133,730
I-Flow Corp. (I)                                                                                         407,200       6,067,280
Integra LifeSciences Holdings (I)                                                                        172,850       5,254,640
Wright Medical Group, Inc. (I)                                                                           287,800       7,442,508
Zoll Medical Corp. (I)                                                                                   235,710       6,401,884

Health Care Facilities 0.51%                                                                                           3,557,853
Psychiatric Solutions, Inc. (I)                                                                           36,400       1,753,752
United Surgical Partners International, Inc. (I)                                                          50,100       1,804,101

Health Care Services 5.79%                                                                                            40,436,088
Advisory Board Co. (The) (I)                                                                             201,350      10,506,443
Allscripts Healthcare Solutions, Inc. (I)(L)                                                           1,060,600      17,998,382
Digene Corp. (I)                                                                                         410,150      11,931,263

Health Care Supplies 0.10%                                                                                               691,605
Encore Medical Corp. (I)                                                                                 120,910         691,605

Highways & Railtracks 0.78%                                                                                            5,466,176
UTI Worldwide, Inc. (British Virgin Islands)                                                              76,600       5,466,176

Home Furnishings 2.62%                                                                                                18,266,085
A.C. Moore Arts & Crafts, Inc. (I)                                                                       291,600       8,377,668
Cost Plus, Inc. (I)                                                                                      438,900       9,888,417

Household Products 0.27%                                                                                               1,907,371
99 Cents Only Stores (I)                                                                                 155,450       1,907,371

Industrial Gases 0.58%                                                                                                 4,059,315
Global Power Equipment Group, Inc. (I)                                                                   428,650       4,059,315

Industrial Machinery 3.13%                                                                                            21,849,943
CLACOR, Inc. (I)                                                                                         280,500       8,751,600
ESCO Technologies, Inc.                                                                                   72,700       7,969,374
Nordson Corp.                                                                                            153,700       5,128,969

Internet Software & Services 4.83%                                                                                    33,756,907
Digital Insight Corp. (I)                                                                                630,500      15,447,250
Digital River, Inc. (I)                                                                                  141,050       5,638,474
eResearch Technology, Inc. (I)                                                                           337,837       5,084,447
Informatica Corp. (I)                                                                                    591,050       6,247,398
InfoSpace, Inc. (I)                                                                                       27,300         659,022
SonicWall, Inc. (I)                                                                                      127,400         680,316

Investment Banking & Brokerage 0.15%                                                                                   1,034,021
Piper Jaffray Cos., Inc. (I)                                                                              30,050       1,034,021

Leisure Facilities 0.97%                                                                                               6,803,417
Shuffle Master, Inc. (I)(L)                                                                              253,575       6,803,417

Leisure Products 1.68%                                                                                                11,711,599
Jarden Corp. (I)                                                                                         284,325      10,906,707
MarineMax, Inc. (I)                                                                                       24,200         804,892

Metal & Glass Containers 1.00%                                                                                         6,955,495
Crown Holdings, Inc. (I)                                                                                 440,500       6,955,495

Oil & Gas Drilling 6.06%                                                                                              42,329,919
Atwood Oceanics, Inc. (I)                                                                                148,650      10,133,470
Remington Oil & Gas Corp. (I)                                                                            356,850      14,063,459
Unit Corp. (I)                                                                                            73,300       3,481,750
W-H Energy Services, Inc. (I)                                                                            466,600      14,651,240

Oil & Gas Equipment & Services 1.60%                                                                                  11,170,256
Hydril Co. (I)                                                                                           174,100      11,170,256

Oil & Gas Exploration & Production 2.20%                                                                              15,391,560
Delta Petroleum Corp. (I)                                                                                668,650      11,748,180
Denbury Resources, Inc. (I)                                                                               77,850       3,643,380

Pharmaceuticals 5.55%                                                                                                 38,747,239
Medicines Co. (The) (I)                                                                                  616,180      13,451,209
Nuvelo, Inc. (I)                                                                                         763,854       6,989,264
Rigel Pharmaceuticals, Inc. (I)                                                                          670,250      14,507,561
Salix Pharmaceuticals Ltd. (I)                                                                           196,850       3,799,205

Regional Banks 4.29%                                                                                                  29,979,902
Amegy Bancorp., Inc.                                                                                     230,900       5,259,902
East-West Bancorp., Inc.                                                                                 102,150       3,524,175
F.N.B. Corp.                                                                                             249,375       4,925,156
Texas Regional Bancshares, Inc. (Class A)                                                                267,285       7,927,673
UCBH Holdings, Inc.                                                                                      456,650       8,342,996

Restaurants 2.00%                                                                                                     13,960,216
Buffalo Wild Wings, Inc. (I)                                                                             102,000       3,342,540
McCormick & Schmick's Seafood Restaurants, Inc. (I)                                                      171,920       3,125,506
Panera Bread Co. (Class A) (I)                                                                           110,150       6,416,238
Texas Roadhouse, Inc. (Class A) (I)                                                                       28,600       1,075,932

Semiconductor Equipment 1.10%                                                                                          7,706,729
Advanced Energy Industries, Inc. (I)                                                                      43,700         419,520
FEI Co. (I)                                                                                              306,700       6,959,023
LTX Corp. (I)                                                                                             49,650         328,186

Semiconductors 2.11%                                                                                                  14,762,738
Power Integrations, Inc. (I)                                                                             306,950       7,090,545
Semtech Corp. (I)                                                                                        190,350       3,494,826
Skyworks Solutions, Inc. (I)                                                                             569,900       4,177,367

Specialty Stores 0.92%                                                                                                 6,435,620
Select Comfort Corp. (I)                                                                                 302,000       6,435,620

Systems Software 3.39%                                                                                                23,645,443
Extreme Networks, Inc. (I)                                                                               278,400       1,330,752
Macrovision Corp. (I)                                                                                    562,300      12,275,009
MAGMA Design Automation, Inc. (I)                                                                         35,550         341,280
Progress Software Corp. (I)                                                                              199,450       6,200,901
RSA Security, Inc. (I)                                                                                   138,900       1,798,755
Wind River Systems, Inc. (I)                                                                              99,400       1,698,746

Technology Distributors 1.49%                                                                                         10,415,697
Applied Films Corp. (I)                                                                                   70,080       1,841,002
ScanSource, Inc. (I)                                                                                     179,650       8,574,695

Telecommunication Services 0.33%                                                                                       2,279,367
Premiere Global Services, Inc. (I)                                                                       223,030       2,279,367

Telecommunications Equipment 1.19%                                                                                     8,313,554
Openwave Systems, Inc. (I)                                                                               448,170       8,313,554

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 5.97%                                                                                         $41,718,726
(Cost $41,718,726)

Joint Repurchase Agreement 1.06%                                                                                       7,424,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                                 3.300           7,424       7,424,000

                                                                                                          Shares
Cash Equivalents 4.91%                                                                                                34,294,726
AIM Cash Investment Trust (T)                                                                         34,294,726      34,294,726

Total investments 100.00%                                                                                           $698,475,404


John Hancock
Small Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $555,282,588. Gross unrealized appreciation and depreciation of investments aggregated $174,215,328 and $31,022,512, respectively, resulting in net unrealized appreciation of $143,192,816.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.

600Q3     7/05
          9/05

JOHN HANCOCK
Focused Equity Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Focused Equity Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 90.04%                                                                                                 $12,896,253
(Cost $9,983,246)

Aerospace & Defense 1.88%                                                                                                269,894
L-3 Communications Holdings, Inc.                                                                          3,450         269,894

Air Freight & Logistics 4.00%                                                                                            573,330
C.H. Robinson Worldwide, Inc.                                                                              4,500         281,565
Expeditors International of Washington, Inc.                                                               5,300         291,765

Application Software 3.92%                                                                                               561,500
Jack Henry & Associates, Inc.                                                                             15,000         288,900
Kronos, Inc. (I)                                                                                           5,800         272,600

Asset Management & Custody Banks 1.80%                                                                                   257,985
Eaton Vance Corp.                                                                                         10,500         257,985

Auto Parts & Equipment 1.79%                                                                                             256,163
Autoliv, Inc.                                                                                              5,750         256,163

Biotechnology 3.99%                                                                                                      570,876
Invitrogen Corp. (I)                                                                                       3,200         274,464
Martek Biosciences Corp. (I)                                                                               6,800         296,412

Casinos & Gaming 3.92%                                                                                                   560,814
Alliance Gaming Corp. (I)                                                                                 18,400         281,704
Station Casinos, Inc.                                                                                      3,800         279,110

Computer Hardware 1.87%                                                                                                  267,475
Avid Technology, Inc. (I)                                                                                  6,500         267,475

Computer Storage & Peripherals 4.28%                                                                                     613,408
QLogic Corp. (I)                                                                                           8,700         270,135
SanDisk Corp. (I)                                                                                         10,150         343,273

Construction & Engineering 4.18%                                                                                         598,459
Chicago Bridge & Iron Co., N.V. (NY Reg Shares)
(Netherlands)                                                                                             11,300         315,835
Jacobs Engineering Group, Inc. (I)                                                                         4,800         282,624

Consumer Electronics 1.32%                                                                                               189,090
Harman International Industries, Inc.                                                                      2,200         189,090

Diversified Commercial Services 4.21%                                                                                    602,280
ChoicePoint, Inc. (I)                                                                                      7,200         313,920
Universal Technical Institute, Inc. (I)                                                                    8,900         288,360

Electronic Equipment Manufacturers 4.17%                                                                                 597,603
Amphenol Corp. (Class A)                                                                                   6,000         267,240
Cognex Corp.                                                                                               9,900         330,363

Health Care Equipment 3.66%                                                                                              523,538
Kyphon, Inc. (I)                                                                                           6,700         272,288
ResMed, Inc. (I)                                                                                           3,750         251,250

Health Care Services 1.89%                                                                                               271,286
Covance, Inc. (I)                                                                                          5,475         271,286

Health Care Supplies 1.91%                                                                                               273,358
Gen-Probe, Inc. (I)                                                                                        6,200         273,358

Household Products 1.65%                                                                                                 236,340
Yankee Candle Co., Inc. (The)                                                                              7,800         236,340

Industrial Machinery 4.22%                                                                                               604,854
Finning International, Inc. (Canada)                                                                       8,700         269,526
Middleby Corp. (The) (I)                                                                                   4,800         335,328

IT Consulting & Other Services 3.80%                                                                                     543,933
Anteon International Corp. (I)                                                                             5,700         267,615
CACI International, Inc. (Class A) (I)                                                                     4,200         276,318

Oil & Gas Drilling 1.78%                                                                                                 255,255
Nabors Industries Ltd. (Bermuda) (I)                                                                       3,900         255,255

Oil & Gas Equipment & Services 3.74%                                                                                     536,205
BJ Services Co.                                                                                            4,500         274,455
National-Oilwell Varco, Inc. (I)                                                                           5,000         261,750

Oil & Gas Exploration & Production 1.81%                                                                                 259,675
Whiting Petroleum Corp. (I)                                                                                6,500         259,675

Pharmaceuticals 1.99%                                                                                                    284,928
Medicis Pharmaceutical Corp. (Class A) (L)                                                                 8,400         284,928

Property & Casualty Insurance 1.86%                                                                                      265,808
Ambac Financial Group, Inc.                                                                                3,700         265,808

Regional Banks 7.34%                                                                                                   1,051,090
Cullen/Frost Bankers, Inc.                                                                                 5,300         265,530
Texas Regional Bancshares, Inc. (Class A)                                                                  8,000         237,280
UCBH Holdings, Inc.                                                                                       15,000         274,050
Umpqua Holdings Corp.                                                                                     11,000         274,230

Restaurants 1.82%                                                                                                        261,048
Cheesecake Factory, Inc. (The) (I)(L)                                                                      7,300         261,048

Semiconductor Equipment 4.01%                                                                                            574,988
Novellus Systems, Inc. (I)                                                                                10,000         288,500
Varian Semiconductor Equipment Associates, Inc. (I)                                                        6,900         286,488

Specialty Stores 3.63%                                                                                                   519,127
O'Reilly Automotive, Inc. (I)                                                                              7,700         248,402
PETsMART, Inc.                                                                                             9,100         270,725

Steel 1.68%                                                                                                              241,200
Steel Dynamics, Inc.                                                                                       7,500         241,200

Thrifts & Mortgage Finance 1.92%                                                                                         274,743
IndyMac Bancorp., Inc.                                                                                     6,300         274,743

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 9.96%                                                                                          $1,427,249
(Cost $1,427,134)

Government U.S. Agency 4.82%                                                                                             691,000
Federal Home Loan Bank, Disc Note                                      Zero   08-01-2005   AAA               691         691,000

                                                                                                          Shares
Cash Equivalents 5.14%                                                                                                   736,249
AIM Cash Investment Trust (T)                                                                            736,249         736,249

Total investments 100.00%                                                                                            $14,323,502


John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $11,410,380. Gross unrealized appreciation and depreciation of investments aggregated $3,017,809 and $104,687, respectively, resulting in net unrealized appreciation of $2,913,122.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Focused Equity Fund.

610Q3     7/05
          9/05

JOHN HANCOCK
Mid Cap Equity Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.09%                                                                                                  $2,605,822
(Cost $2,073,012)

Aerospace & Defense 2.06%                                                                                                 54,761
L-3 Communications Holdings, Inc.                                                                            700          54,761

Air Freight & Logistics 3.91%                                                                                            103,918
C.H. Robinson Worldwide, Inc.                                                                                825          51,620
Expeditors International of Washington, Inc.                                                                 950          52,298

Application Software 4.28%                                                                                               113,641
Henry (Jack) & Associates, Inc.                                                                            2,850          54,891
Kronos, Inc. (I)                                                                                           1,250          58,750

Asset Management & Custody Banks 1.94%                                                                                    51,597
Eaton Vance Corp.                                                                                          2,100          51,597

Auto Parts & Equipment 1.93%                                                                                              51,232
Autoliv, Inc.                                                                                              1,150          51,232

Biotechnology 4.56%                                                                                                      121,136
Invitrogen Corp. (I)                                                                                         650          55,751
Martek Biosciences Corp. (I)                                                                               1,500          65,385

Casinos & Gaming 4.38%                                                                                                   116,328
Alliance Gaming Corp. (I)                                                                                  4,000          61,240
Station Casinos, Inc.                                                                                        750          55,088

Computer Hardware 2.01%                                                                                                   53,495
Avid Technology, Inc. (I)                                                                                  1,300          53,495

Computer Storage & Peripherals 4.66%                                                                                     123,807
QLogic Corp. (I)                                                                                           1,700          52,785
SanDisk Corp. (I)                                                                                          2,100          71,022

Construction & Engineering 4.69%                                                                                         124,637
Chicago Bridge & Iron Co. N.V. (N.Y. Reg Shares) (Netherlands)                                             2,300          64,285
Jacobs Engineering Group, Inc. (I)                                                                         1,025          60,352

Consumer Electronics 1.46%                                                                                                38,677
Harman International Industries, Inc.                                                                        450          38,677

Diversified Commercial Services 4.33%                                                                                    115,000
ChoicePoint, Inc. (I)                                                                                      1,300          56,680
Universal Technical Institute, Inc. (I)                                                                    1,800          58,320

Electronic Equipment Manufacturers 4.36%                                                                                 115,741
Amphenol Corp. (Class A)                                                                                   1,250          55,675
Cognex Corp.                                                                                               1,800          60,066

Health Care Equipment 4.08%                                                                                              108,464
Kyphon, Inc. (I)                                                                                           1,350          54,864
ResMed, Inc. (I)                                                                                             800          53,600

Health Care Services 2.43%                                                                                                64,415
Covance, Inc. (I)                                                                                          1,300          64,415

Health Care Supplies 2.17%                                                                                                57,758
Gen-Probe, Inc. (I)                                                                                        1,310          57,758

Household Products 2.05%                                                                                                  54,540
Yankee Candle Co., Inc. (The)                                                                              1,800          54,540

Industrial Machinery 4.73%                                                                                               125,624
Finning International, Inc. (Canada)                                                                       1,800          55,764
Middleby Corp. (The) (I)                                                                                   1,000          69,860

IT Consulting & Other Services 4.01%                                                                                     106,625
Anteon International Corp. (I)                                                                             1,150          53,993
CACI International, Inc. (Class A) (I)                                                                       800          52,632

Oil & Gas Drilling 1.97%                                                                                                  52,360
Nabors Industries Ltd. (Bermuda) (I)                                                                         800          52,360

Oil & Gas Equipment & Services 4.15%                                                                                     110,291
BJ Services Co.                                                                                              950          57,941
National-Oilwell Varco, Inc. (I)                                                                           1,000          52,350

Oil & Gas Exploration & Production 1.96%                                                                                  51,935
Whiting Petroleum Corp. (I)                                                                                1,300          51,935

Pharmaceuticals 2.04%                                                                                                     54,272
Medicis Pharmaceutical Corp. (Class A) (L)                                                                 1,600          54,272

Property & Casualty Insurance 1.79%                                                                                       47,414
Ambac Financial Group, Inc.                                                                                  660          47,414

Regional Banks 7.90%                                                                                                     209,884
Cullen/Frost Bankers, Inc.                                                                                 1,075          53,857
Texas Regional Bancshares, Inc. (Class A)                                                                  1,625          48,198
UCBH Holdings, Inc.                                                                                        2,900          52,983
Umpqua Holdings Corp.                                                                                      2,200          54,846

Restaurants 2.09%                                                                                                         55,428
Cheesecake Factory, Inc. (The) (I)                                                                         1,550          55,428

Semiconductor Equipment 4.05%                                                                                            107,577
Novellus Systems, Inc. (I)                                                                                 1,750          50,487
Varian Semiconductor Equipment Associates, Inc. (I)                                                        1,375          57,090

Specialty Stores 4.01%                                                                                                   106,653
O'Reilly Automotive, Inc. (I)                                                                              1,600          51,616
PETsMART, Inc.                                                                                             1,850          55,037

Steel 2.12%                                                                                                               56,280
Steel Dynamics, Inc.                                                                                       1,750          56,280

Thrifts & Mortgage Finance 1.97%                                                                                          52,332
IndyMac Bancorp., Inc.                                                                                     1,200          52,332

Issuer, description                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.91%                                                                                             $50,658
(Cost $50,658)

Cash Equivalents 1.91%                                                                                                    50,658
AIM Cash Investment Trust (T)                                                                             50,658          50,658

Total investments 100.00%                                                                                             $2,656,480


John Hancock
Mid Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $2,123,670. Gross unrealized appreciation and depreciation of investments aggregated $562,251 and $29,441, respectively, resulting in net unrealized appreciation of $532,810.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3     7/05
          9/05

JOHN HANCOCK
Technology Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating          ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 0.01%                                                                                                              $56,084
(Cost $500,705)

Air Freight & Logistics 0.00%                                                                                                  0
Piedmont Aviation, Inc.,
Equip Tr Cert 1988 Ser F (B)(G)(H)                                   10.350   03-28-2009   D                 500               0

IT Consulting & Other Services 0.01%                                                                                      56,084
Gomez, Inc.,
Sr Sec Note (G)(K)                                                   10.000   11-08-2006   CC                 56          56,084

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 74.84%                                                                                                $329,464,982
(Cost $252,090,696)

Application Software 11.82%                                                                                           52,049,267
Cadence Design Systems, Inc. (I)(L)                                                                      974,300      15,676,487
Cognos, Inc. (Canada) (I)(L)                                                                             139,350       5,451,372
Commercialware, Inc. (K)                                                                                   1,000           3,300
Epicor Software Corp. (I)                                                                                216,100       3,204,763
Hyperion Solutions Corp. (I)                                                                             136,250       6,411,925
Intuit, Inc. (I)(L)                                                                                       83,600       4,012,800
Mercury Interactive Corp. (I)(L)                                                                         310,000      12,204,700
Parametric Technology Corp. (I)                                                                          736,800       5,083,920

Communications Equipment 11.07%                                                                                       48,743,372
Aeroflex, Inc. (I)                                                                                       141,799       1,372,614
Newpoint Technologies, Inc. (I)                                                                          160,000          40,000
Cisco Systems, Inc. (I)                                                                                  850,550      16,288,033
Comverse Technology, Inc. (I)                                                                            160,000       4,046,400
Motorola, Inc.                                                                                           221,200       4,685,016
Primus Telecommunications Group, Inc. (I)                                                                 67,620          42,601
QUALCOMM, Inc.                                                                                           193,600       7,645,264
Tekelec (I)(L)                                                                                           880,400      14,623,444
Computer Hardware 10.08%                                                                                              44,356,914
Brocade Communications Systems, Inc. (I)(L)                                                              777,700       3,484,096
Business Objects S.A., American Depositary Receipt
(ADR) (France) (I)(L)                                                                                    353,730      11,676,627
Dell, Inc. (I)                                                                                           139,050       5,627,353
Hewlett-Packard Co.                                                                                      380,000       9,355,600
International Business Machines Corp.                                                                    170,300      14,213,238

Computer Storage & Peripherals 3.26%                                                                                  14,360,106
EMC Corp. (I)(L)                                                                                         927,350      12,695,421
Lexmark International, Inc. (Class A) (I)                                                                 26,550       1,664,685

Data Processing & Outsourced Services 1.71%                                                                            7,543,019
First Data Corp.                                                                                         183,350       7,543,019

Electronic Manufacturing Services 0.04%                                                                                  152,586
Silicon Genesis Corp. (I)(K)                                                                             143,678         152,586

Health Care Equipment 0.01%                                                                                               49,180
SerOptix (I)(K)                                                                                          491,800          49,180

Internet Retail 1.45%                                                                                                  6,392,340
eBay, Inc. (I)(L)                                                                                        153,000       6,392,340

Internet Software & Services 6.27%                                                                                    27,581,108
Digital Insight Corp. (I)                                                                                582,350      14,267,575
First Internet Bank of Indiana (K)                                                                        14,369         718,450
Openwave Systems, Inc. (I)(L)                                                                            392,400       7,279,020
Yahoo!, Inc. (I)(L)                                                                                      159,450       5,316,063

IT Consulting & Other Services 0.00%                                                                                      10,490
Gomez, Inc. (I)(K)                                                                                         3,278          10,490

Semiconductor Equipment 4.95%                                                                                         21,785,660
Applied Materials, Inc.                                                                                  943,500      17,417,010
KLA-Tencor Corp. (I)(L)                                                                                   84,500       4,368,650

Semiconductors 10.55%                                                                                                 46,430,661
Altera Corp. (I)                                                                                         200,000       4,374,000
Analog Devices, Inc.                                                                                     100,000       3,920,000
Intel Corp.                                                                                              499,200      13,548,288
Power Integrations, Inc. (I)(L)                                                                          276,550       6,388,305
Texas Instruments, Inc. (L)                                                                              573,050      18,200,068

Systems Software 10.29%                                                                                               45,298,269
Macrovision Corp. (I)                                                                                    584,800      12,766,184
Microsoft Corp.                                                                                          550,000      14,085,500
Oracle Corp. (I)                                                                                       1,116,500      15,162,070
Symantec Corp. (I)                                                                                       149,500       3,284,515
Wireless Telecommunication Services 3.34%                                                                             14,712,010
Crown Castle International Corp. (I)(L)                                                                  270,000       5,875,200
Globecomm Systems, Inc. (I)(K)                                                                           200,000       1,286,000
Nokia Corp. (Finland)                                                                                    473,405       7,550,810

                                                                                           Credit
Issuer, description                                                                        rating         Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 0.07%                                                                                                  $310,000
(Cost $2,470,655)

Health Care Equipment 0.07%                                                                                              300,000
SerOptix, Ser A (G)(I)(K)                                                                  CC-           500,000         150,000
SerOptix, Ser B (G)(I)(K)                                                                  CC-           500,000         150,000

Telecommunication Services 0.00%                                                                                          10,000
Convergent Networks, Inc., Ser D, Conv (G)(I)(K)                                           CCC           100,000          10,000

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 0.02%                                                                                                           $93,000
(Cost $0)

Wireless Telecommunication Services 0.02%                                                                                 93,000
Globecomm Systems, Inc. (I)(K)                                                                           100,000          93,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 25.06%                                                                                       $110,341,711
(Cost $110,341,711)

Joint Repurchase Agreement 0.47%                                                                                       2,080,000
Investment in a joint repurchase agreement
transaction with Bank of America Corp. - Dated
7-29-05 due 8-1-05 (secured by U.S. Treasury STRIPS
due 11-15-10 thru 8-15-27)                                                                 3.300           2,080       2,080,000

                                                                                                          Shares
Cash Equivalents 24.59%                                                                                              108,261,711
AIM Cash Investment Trust (T)                                                                         108,261,711    108,261,711

Total investments 100.00%                                                                                           $440,265,777


John Hancock
Technology Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $365,403,767. Gross unrealized appreciation and depreciation of investments aggregated $89,079,161 and $14,217,151, respectively, resulting in net unrealized appreciation of $74,862,010.

John Hancock
Technology Fund
Direct Placement Securities
July 31, 2005 (unaudited)

                                                                    Value as a
                                                                    percentage
                                 Acquisition    Acquisition          of Fund's          Value as of
Issuer, description                     date           cost  total investments        July 31, 2005
--------------------------------------------------------------------------------------------------
Commercialware, Inc.
- common stock                    08-06-1999     $1,000,000              0.00%               $3,300
Convergent Networks, Inc.
- preferred stock                 09-22-2000      1,303,988              0.00%               10,000
First Internet Bank of Indiana
- common stock                    02-07-2000        999,939              0.16%              718,450
Globecomm Systems, Inc.
- common stock                    12-31-2003        900,000              0.29%            1,286,000
- warrant                         12-31-2003              0              0.02%               93,000
Gomez, Inc.
- bond                            07-23-2001         56,084              0.01%               56,084
- common stock                    09-10-2002      2,177,612              0.00%               10,490
Newpoint Technologies, Inc.
- common stock                    03-24-1998        480,000              0.01%               40,000
SerOptix
- common stock                    01-12-1998             50              0.01%               49,180
- preferred stock, Ser A          01-12-1998        500,000              0.03%              150,000
- preferred stock, Ser B          04-05-2000        666,667              0.03%              150,000
Silicon Genesis Corp.
- common stock                    09-05-2000      2,999,997              0.03%              152,586


For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Technology Fund.

830Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005